STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------           -------

COMMON STOCKS ? 97.61%

Petroleum Refining-14.90%
   Valero Energy Corp                       18,302      $   1,035,344
   Chevron Corp.                            17,013          1,436,748
   Phillips 66                               8,432            589,734
   HollyFrontier Corp			 45,710		1,181,604
                                                            ---------
                                                            4,243,430

Pharmaceutical Preps-10.51%
   AbbVie Inc.                              13,491          1,445,561
   Pfizer Inc.                              42,047          1,547,750
                                                            ---------
                                                            2,993,311

National Commercial Banks-9.58%
   Bank of America                          54,675          1,657,199
   Wells Fargo                              35,518          1,071,933
                                                            ---------
                                                            2,729,132

Telephone Communications, Except
Radiotelephone-9.53%
   Verizon                                  24,089          1,415,229
   AT&T                                     45,199          1,299,923
                                                            ---------
                                                            2,715,152

Computer and Office Equipment-9.51%
   Hewlett Packard Inc.                     59,853          1,471,785
   International Business Machines Corp.     9,810          1,234,883
                                                            ---------
                                                            2,706,668

Construction Machinery and Equipment-5.37%
   Caterpillar Inc.		            8,403          1,529,514

Engines and Turbines-5.29%
   Cummins Inc.                              6,632          1,506,127

Electronic Computers-5.14%
   Apple Inc.                               11,028          1,463,305

Variety Stores-4.78%
   Walmart                                   9,442          1,361,064


The accompanying notes are an integral part of these financial statements
-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2020

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Semi-Conductors and Related Devices-4.41%
   Intel Corp				  25,188          1,254,866

Network Equipment-3.98%
  Cisco Systems Inc.			 25,319	      1,133,025

Raw Farm Food-3.92%
   Universal Corp.                         22,978          1,116,961

Security Brokers, Dealers-3.46%
  Goldman Sachs Group		   3,740	        986,275

Surgical & Medical Instruments & Apparatus-4.13%
  3M Co.				 6,725	      1,175,463

Drug Store-3.11%
  CVS Health Corp                           12,983            886,739

                                                           ----------

   Total common stocks (cost $19,966,533)               $  27,801,032
					             ----------



SHORT-TERM INVESTMENTS ? 0.02%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.01%    684,735    $      684,735
                                                             --------

   Total short-term investments (cost $   684,735)            684,735
                                                             --------

Total investment securities ? 100.01% (cost $20,651,268)   28,485,768

Other assets less liabilities ? (0.01)%                       (3,536)
                                                             --------

Net assets - 100.00%                                   $   28,482,232
                                                         ============










FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices(including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2020:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1:
         Common Stock               $27,801,033          $          0
         Short term investments         684,735                     0
                                    -----------          ------------
            Total Level 1:           28,485,768                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $28,485,768          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of December 31, 2020, the Fund did not own any other financial instruments.